SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNING PER SHARE (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	107,555,717	93,855,716	81,180,034
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	81,035,714	67,335,714	54,660,032
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	26,520,000	26,520,000	26,520,000
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3	2	2